Collaborative Arrangements - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	May 14, 2024	Aug. 31, 2017	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Proceeds from sale of RS durum wheat trait					$ 4,000	$ 0
Gain on sale of collaborative arrangements			$ 0	$ 0	4,000	$ 0
Collaborative Arrangements [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Contractual agreement month and year		2017-08
Proceeds from sale of RS durum wheat trait	$ 4,000				4,000
Gain on sale of collaborative arrangements					$ 4,000